FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Jan. 31, 2014
Fair Value, by Balance Sheet Grouping [Table Text Block]
		January 31, 2014		January 31, 2013
		Carrying	Fair	Carrying	Fair
	Level	value	value	value	value
Cash and cash equivalents	Level 1	$2,615,966	$2,615,966	$2,117,142	$2,117,142
Receivables	Level 2	$4,238	$4,238	$33,357	$33,357
Loan receivable	Level 2	$260,000	$260,000	$-	$-
Accounts payable	Level 2	$247,303	$247,303	$441,638	$441,638
Convertible debenture	Level 2	$260,000	$260,000	$-	$-
Due to related parties	Level 2	$83,810	$83,810	$13,639	$13,639
Long term debt	Level 2	$34,966	$34,966	$-	$-

Foreign exchange risk [Table Text Block]
	Argentinian	CDN
	Peso (ARS)	Dollar ($)

Cash and cash equivalents	6,136,329	658,668
Accounts payable	(249,992)	(89,541)
Long term debt	(280,429)
Net exposure	(5,605,908)	569,127